Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE – 18	SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2012 to the date these consolidated financial statements were issued. In addition to the transactions disclosed below, the Company does not have other material subsequent events to disclose in these financial statements, except for as follows:

On December 28, 2012, the Company was acquired by Verity Farms II, Inc., (“Verify Farms II”) a corporation incorporated under the laws of South Dakota.  The Company currently operates as a wholly owned subsidiary of Verity Farms II, and is a party related through common ownership and directorship.

On December 31, 2012, the Company’s parent company, Verity Farms II, was acquired in a share exchange by AquaLiv Technologies, Inc., (“AquaLiv”) a corporation incorporated under the laws of Nevada.  Pursuant to the transaction, 4,850,000 shares of common stock of Verity Farms II, representing 100% interest in Verity Farms II, was exchanged for 4,850,000 shares of Series B Preferred Stock of AquaLiv.